Note 21 - Assets Classified as Held for Sale	12 Months Ended
Jun. 30, 2023
Statement Line Items [Line Items]
Disclosure of non-current assets or disposal groups classified as held for sale [text block]
21.	Assets classified as held for sale

		Year Ended June 30
(US dollars in thousands)	% Owned	2023	2022	2021
Kenshaw Solar Pty Ltd (formerly J.A. Martin Electrical Pty Limited) - ex solar	100%	-	8,214	-
Total		-	8,214	-

The ex-solar operations of Kenshaw Solar Pty Ltd were sold to ARA on July 1, 2022. As disclosed in note 22, the assets and liabilities of the disposed operation met the definition of discontinued operation under IFRS 5 at June 30, 2022. Accordingly, assets and liabilities of the discontinued operation were reclassified to assets and liabilities held for sale as at June 30, 2022. As detailed in note 22, assets held for sale of $8.2 million as at June 30, 2022 comprised goodwill $5.3 million, intangible assets $2.1 million, property, plant and equipment $0.6 million and trade and other receivables $0.2 million. Following sale completion, the assets held for sale were disposed of, as detailed in note 22.